GAM AVALON MULTI-EUROPE, LLC

                              FINANCIAL STATEMENTS

          FOR THE PERIOD FROM MAY 1, 2001 (COMMENCEMENT OF OPERATIONS)
                                TO MARCH 31, 2002

                                TABLE OF CONTENTS


Fund Commentary                                                             1
Report of Independent Accountants                                           2
Schedule of Investments                                                     3
Statement of Financial Condition                                            4
Statement of Operations                                                     5
Statement of Changes in Members' Capital                                    6
Statement of Cash Flows                                                     7
Notes to Financial Statements                                            8-11

GAM AVALON MULTI-EUROPE LLC
FUND COMMENTARY                                                    PERIOD ENDED
                                                                  31 MARCH 2002

FUND MANAGEMENT: David Smith (12 years investment experience) is Chief Investment Director of GAM's Multi-Manager Group. Prior to joining GAM in 1998 he was head of Investment Research and Management at Buck Consultants. He joined Buck in 1992 from the actuarial investment consultancy division of Mercer Fraser. Mr. Smith received a BA in Economics from Leicester Polytechnic.


FUND MANAGER'S COMMENTARY: Although the Fund's returns were negative for the fiscal year, the first three months of 2002 have seen positive returns and continued to outperform the MSCI Europe Index, whereas the average European equity long/short manager is flat or marginally negative year to date.

For the last six months most European long/short managers have been trying to expand their balance sheets, but the idea flow wasn't there. Now their balance sheets are at least fully invested, usually in the region of 100-120% gross exposed on the long/short strategies with net exposure ranging anywhere between 30-60%. They would all like to be considerably more exposed and we have already seen the net exposure start to creep up. It is not directional but very much on a stock specific basis.

Towards the end of the first quarter of 2002, index volatility has declined rapidly as a result of massive 'selling' of volatility by investment banks. However, individual stock volatility remains high, exacerbated by the relative lack of liquidity in the market. This trend has been further heightened by the amount of 'crowded' positions in the market, as hedge funds, still providing the majority of the liquidity at present, find themselves in the same names.

Although the economic news emanating from both sides of the Atlantic has been for the most part positive, valuations, particularly in sectors such as technology, are starting to look somewhat stretched. Therefore, as we move forward into the new fiscal year for the Fund, the view is one of cautious optimism.



FUND FACTS
----------

                                                                  MSCI
                                     CLOSING        FUND         EUROPE
          MONTH                        NAV         RETURN        RETURN
-----------------------------------------------------------------------------
                     April 2001       100.00
                       May 2001        99.23       -0.77%        -4.97%
                      June 2001        99.73        0.50%        -3.96%
                      July 2001        99.11       -0.61%        49.00%
                    August 2001        98.44       -0.68%        -2.58%
                 September 2001        97.26       -1.20%       -10.05%
                   October 2001        96.65       -0.62%         3.25%
                  November 2001        96.73        0.08%         4.02%
                  December 2001        96.58       -0.15%         2.56%
                   January 2002        96.59        0.01%        -5.22%
                  February 2002        96.14       -0.47%        -0.02%
                     March 2002        97.46        1.38%         5.45%

            FISCAL YEAR TO DATE TOTAL RETURN       -2.54%       -11.52%
                   2002 YEAR TO DATE TOETURN        0.91%        -0.07%

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Members of GAM Avalon Multi-Europe, LLC

In our opinion, the accompanying statement of financial condition, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of GAM Avalon Multi-Europe, LLC (the "Company") at March 31, 2002, the results of its operations, the changes in its members' capital, its cash flows and the financial highlights for the period May 1, 2001 (commencement of operations) through March 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.


/S/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York
May 10, 2002

GAM Avalon Multi-Europe, LLC
Schedule of Investments
March 31, 2002
--------------------------------------------------------------------------------



FUND NAME                                                             % OF
----------                               COST       FAIR VALUE      NET ASSETS
                                    ------------- -------------  ---------------

Maga Fund Ltd.                       $ 3,430,000   $ 3,584,730           25.60%
Crescendo European Fund Ltd.           3,425,000     3,537,990           25.27%
Thames River Kingsway Fund             2,790,000     2,839,285           20.28%
Incremental Fund LP                    2,075,000     2,125,054           15.18%
Sierra Europe LP                       1,765,000     1,756,235           12.54%

                                    ------------- -------------  ---------------

TOTAL                               $ 13,485,000  $ 13,843,294           98.87%
                                    ============= =============  ===============

The aggregate cost of investments for tax purposes was $13,588,696. Net unrealized appreciation on investments for tax purposes was $254,598 consisting of $280,472 of gross unrealized appreciation and $25,874 of gross unrealized depreciation.



The accompanying notes are an integral part of these financial statements.

GAM Avalon Multi-Europe, LLC
Statement of Financial Condition
March 31, 2002
--------------------------------------------------------------------------------

ASSETS
Investments in investment funds, at fair value                      $ 13,843,294
Cash and cash equivalents                                                410,638
                                                                    ------------

        TOTAL ASSETS                                                  14,253,932
                                                                    ------------

LIABILITIES
Subscriptions received in advance                                         26,540
Redemptions payable to members                                             9,154
Syndication expenses                                                      81,319
Management fee                                                            44,827
Professional fees                                                         32,484
Printing expenses                                                         19,603
Tax fees                                                                  17,143
Administrative and accounting fees                                        11,383
Directors' fees                                                            2,750
Other accrued expenses                                                     5,374
                                                                    ------------

        TOTAL LIABILITIES                                                250,577
                                                                    ------------

           NET ASSETS                                               $ 14,003,355
                                                                    ============

MEMBERS' CAPITAL
Represented by:
Net capital                                                         $ 13,645,061
Net unrealized appreciation on investments in investment funds           358,294
                                                                    ------------

        MEMBERS' CAPITAL                                            $ 14,003,355
                                                                    ============


        Net asset value per outstanding unit of limited liability
           company interest ($14,003,355 / 143,679 units
           outstanding)                                             $      97.46
                                                                    ============


The accompanying notes are an integral part of these financial statements.

GAM Avalon Multi-Europe, LLC
Statement of Operations
For the period from May 1, 2001 (commencement of operations) to March 31, 2002
--------------------------------------------------------------------------------


INVESTMENT INCOME
   Interest                                                           $   4,062
                                                                      ---------

EXPENSES
   Management fee (Note 3)                                              126,125
   Syndication expenses                                                  83,298
   Administrative and accounting fees                                    69,837
   Professional fees                                                     46,484
   Organization expenses                                                 23,662
   Printing                                                              20,000
   Directors' fees                                                       11,000
   Custody fees and expenses                                              9,480
   Other                                                                 35,217
                                                                      ---------

      Gross expenses                                                    425,103
      Fees waived (Note 3)                                              (45,792)
                                                                      ---------

      NET EXPENSES                                                      379,311
                                                                      ---------

      NET INVESTMENT LOSS                                              (375,249)
                                                                      ---------


      NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS
         IN INVESTMENT FUNDS                                            358,294
                                                                      ---------

      NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM INVESTMENT ACTIVITIES                                   $ (16,955)
                                                                      =========




The accompanying notes are an integral part of these financial statements.

GAM Avalon Multi-Europe, LLC
Statement of Changes in Members' Capital
For the period from May 1, 2001 (commencement of operations) to March 31, 2002
--------------------------------------------------------------------------------



From investment activities
   Net investment loss                                              $  (375,249)
   Net change in unrealized appreciation on investments
      in investment funds                                               358,294
                                                                    -----------
      NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM INVESTMENT ACTIVITIES                                     (16,955)
                                                                    -----------

Members' capital transactions
   Proceeds from sale of 144,342 units of limited
      liability company interest to Members                          14,083,499
   Proceeds from sale of 250 units of limited
      liability company interest to the Advisor                          25,000
   Cost of 913 units repurchased from Members                           (88,189)
                                                                    -----------
         NET INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                                14,020,310
                                                                    -----------

         MEMBERS' CAPITAL AT BEGINNING OF PERIOD                             --
                                                                    -----------

         MEMBERS' CAPITAL AT END OF PERIOD                          $14,003,355
                                                                    ===========



The accompanying notes are an integral part of these financial statements.

GAM Avalon Multi-Europe, LLC
Statement of Cash Flows
For the period from May 1, 2001 (commencement of operations) to March 31, 2002
--------------------------------------------------------------------------------


CASH FLOWS USED IN OPERATING ACTIVITIES
   Net decrease in members' capital derived from investment activities       $    (16,955)
   Adjustments to reconcile net decrease in members' capital derived from investment activities to net cash used in operating activities:
      Purchases of investment funds                                           (13,485,000)
      Net unrealized appreciation on investment funds                            (358,294)
      Increase in expenses payable                                                170,056
      Increase in management fee payable                                           44,827
                                                                             ------------

         NET CASH USED IN OPERATING ACTIVITIES                                (13,645,366)
                                                                             ------------

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                    14,135,039
      Capital redemptions                                                         (79,035)
                                                                             ------------

         NET CASH PROVIDED BY FINANCING ACTIVITIES                             14,056,004
                                                                             ------------

         NET INCREASE IN CASH                                                     410,638

           Cash at beginning of period                                                 --
                                                                             ------------

           Cash at end of period                                             $    410,638
                                                                             ============


The accompanying notes are an integral part of these financial statements.

GAM Avalon Multi-Europe, LLC
Notes to Financial Statements
--------------------------------------------------------------------------------

1.       ORGANIZATION

         GAM Avalon Multi-Europe, LLC (the "Fund") was organized as a limited partnership under the laws of Delaware on August 22, 2000 and converted to a limited liability company on January 11, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in primarily European financial markets. The Fund will use Portfolio Managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives. The Fund will not emphasize any particular countries or markets in Europe, and will allocate its assets both to Portfolio
         Managers based in Europe that invest in securities and financial markets both within and outside of Europe, and to portfolio managers based outside Europe that invest primarily in European markets.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated Global Asset Management (USA) Inc., a Delaware corporation and Advisor of the Fund (the "Advisor"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund.

         The Advisor, owning 250 units, is an indirect wholly-owned subsidiary of Global Asset Management Limited, which is a wholly-owned subsidiary of UBS AG, and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

         GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Fund.

         GAM Services Inc. (the "Selling Agent"), a wholly-owned subsidiary of the Advisor, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents ("Placement agent") to assist in the placement of units.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Advisor may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Directors of the Fund, from time to time and in their complete and exclusive discretion, may determine to repurchase units from Members, including the Advisor, pursuant to written tenders by Members on such terms and conditions as the Directors may determine. The Advisor expects that generally, beginning in December 2001, it will recommend to the Directors that the Fund offers to repurchase units from Members two times each year, in June and December. No person may become a substituted Member without the written consent of the Advisor, which consent may be withheld for any reason in the Advisor's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member or (ii) with the written consent of the Advisor.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. A fiscal period typically begins on the first business day and ends on the last business day of each month.

         The financial statements include investments valued at $13,843,294 (98.87% of members' capital), whose values have been estimated by the Advisor in the absence of readily ascertainable market values.
         Investments in limited partnerships are carried at the Fund's proportionate share of the total equity in the investee partnership and investments in offshore corporations and mutual funds are valued at the net asset value per share as of the close of

GAM Avalon Multi-Europe, LLC
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

         business  on  March  31,  2002.   However,   because  of  the  inherent
         uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         B.   INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.   FUND EXPENSES

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.   INCOME TAXES

         No provision for the payment of federal, state or local income taxes has been provided on the profits of the Fund. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.   CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At March 31, 2002, $410,638 in cash and cash equivalents was held at PFPC Trust Co.

         F.   USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Advisor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Advisor believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results may differ from these estimates.

     3.  MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         The Advisor provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for the services of the Advisor, the Fund will pay the Advisor a management fee of 2% per annum of net assets.

         PFPC Trust Co. (an affiliate of The PNC Financial Services Group) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the custodian and the administrator based primarily upon average net assets, subject to a minimum monthly fee. The Fund will provide for the reimbursement of out of pocket expenses of PFPC Inc. For the period ended March 31, 2002, administrative and accounting fees and custody fees waived were $40,625 and $5,167, respectively.

         The Selling Agent and Placement Agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or Placement Agent. The sales charge will be added to the subscription

GAM Avalon Multi-Europe, LLC
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

         amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

         As of the last business day of each month, any net profit or net loss for the fiscal period is allocated among and credited to or debited against the Capital Accounts of the Members in accordance with their respective Fund Percentages for such fiscal period. The Fund Percentage of a Member for a fiscal period shall be determined by dividing the balance of the Member's Capital Account as of the commencement of such fiscal period by the sum of the Capital Accounts of all of the Members as of the commencement of such fiscal period. The sum of the Fund Percentages of all Members for each Fiscal Period shall equal 100%.

     4.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

     5.  FINANCIAL HIGHLIGHTS

                                                                       2002(a)
                                                                      -------
         Per unit operating performance
         (For a unit of members' capital
         outstanding throughout the period):
         Net asset value, beginning of period                         $100.00
                                                                      -------
         INCOME FROM INVESTMENT OPERATIONS:
         Net investment loss                                            (5.27)
         Net unrealized gain
            on investment transactions                                   2.73
                                                                      -------

         Total from investment operations                               (2.54)
                                                                      -------

         Net asset value, end of period                               $ 97.46
                                                                      =======

         TOTAL RETURN(b)                                               (2.54%)

         SUPPLEMENTAL DATA:
         Net assets, end of period (000)                              $14,003
         RATIO TO AVERAGE NET ASSETS:
            Expenses, before waivers(c)(d)                              7.07%
            Expenses, net of waivers(c)(d)(e)                           6.31%
            Net investment loss(c)                                     (6.24%)
         Portfolio turnover rate                                           0%

             ---------------

     (a) Period from May 1, 2001 (commencement of operations) to March 31, 2002

     (b) Not annualized for periods less than a year

     (c) Annualized for periods less than one year

     (d) Expense ratios of underlying funds are not included in the expense ratio

     (e) The Advisor agreed to limit the expenses at 2.75% for the year ended March 31, 2003

GAM Avalon Multi-Europe, LLC
19th and 25th Floors
135 East 57th Street
New York, NY 10022

DIRECTORS AND EXECUTIVE OFFICERS
NAME, ADDRESS AND AGE              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------              ----------------------------------------------
Dr. Burkhard Poschadel (56)        Group Chief Executive  Officer,  Global Asset
Chairman and Director              Management  Limited,  March 2000 to  present.
12 St. James's Place               Dr.  Poschadel  received a Ph.D. in Economics
London SW1A 1NX                    from the University of  Hamburg/Freiburg.  He
England                            was appointed Chief Executive  Officer of the
                                   GAM Group in March 2000,  and has been a long
                                   time employee of UBS AG. Dr. Poschadel served
                                   as the Head of Human Resources of UBS Private
                                   Banking  from  1998-2000  and  served  as the
                                   Global   Head  of  Research   and   Portfolio
                                   Management from  1994-1997.  He is a director
                                   of twelve GAM Funds.



George W. Landau (82)              Senior Advisor,  Latin America, The Coca Cola
Director                           Company,   Atlanta,   GA,  1998  to  present.
2601 South Bayshore Drive          Director,  GAM Funds,  Inc., 1994 to present.
Suite 1109                         President,   Council   of   Advisors,   Latin
Coconut Grove, FL 33133            America,  Guardian Industries,  Auburn Hills,
                                   MI,  1993  to  present.  Director,   Emigrant
                                   Savings Bank,  New York, NY, 1987 to present.
                                   Director,    seven   Credit    Suisse   Asset
                                   Management  (CSAM) funds,  formerly  known as
                                   BEA   Associates,   New  York,  NY,  1989  to
                                   present. Director, Fundacion Chile, Santiago,
                                   Chile,  1992 to present.  Former President of
                                   the Council  for the  Americas  and  Americas
                                   Society,   1985-1993.  Former  Ambassador  to
                                   Venezuela,   Chile  and  Paraguay.  He  is  a
                                   director of twelve GAM Funds.


Robert J. McGuire (65)             Attorney/Consultant,   Morvillo,  Abramowitz,
Director                           Grand,  Iason  &  Silberberg,  P.C.,  1998 to
1085 Park Avenue                   present.  Director,  GAM Funds, Inc., 1998 to
New York, NY 10128                 present.  Director,  Emigrant  Savings  Bank,
                                   1999 to present.  Director, one Credit Suisse
                                   Asset Management (CSAM) fund,  formerly known
                                   as BEA  Associates,  New  York,  NY,  1998 to
                                   present.  President/Chief  Operating Officer,
                                   Kroll Associates, 1989-1997. He is a director
                                   of twelve GAM Funds.


Roland Weiser (71)                 Chairman,   Intervista  business  consulting,
Director                           1984 to 1990. Director, GAM Funds, Inc., 1988
86 Beekman Road                    to present.  Director, GAM Diversity Fund and
Summit, NJ 07901                   Unimed   Pharmaceuticals,   Inc.,  1989-1999.
                                   Former Senior Vice President (International),
                                   Schering Plough Corporation. He is a director
                                   of thirteen GAM Funds.


Kevin J. Blanchfield (47)          Managing Director - Chief Operating  Officer,
Vice President and Treasurer       and Chief  Financial  Officer,  Global  Asset
Global Asset Management (USA) Inc. Management  (USA) Inc.,  Vice  President  and
135 East 57th Street               Treasurer,  GAM  Investments,  Inc.  and  GAM
New York, NY 10022                 Services Inc.,  1993 to present.  Senior Vice
                                   President, Finance and Administration, Lazard
                                   Freres & Co., 1991-1993.


Joseph J. Allessie (36)            General  Counsel  and  Corporate   Secretary,
Secretary                          Global  Asset   Management  (USA)  Inc.,  GAM
Global Asset Management (USA) Inc. Investments Inc., and GAM Services Inc., 1999
135 East 57th Street               to  present.  Regulatory  Officer to State of
New York, NY 10022                 New  Jersey,  Department  of Law  and  Public
                                   Safety, Bureau of Securities, 1993-1999.



                  *********************************************